Note 12 - Borrowings - Federal Home Loan Bank Long-term Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
2016, amount		$ 1.0
2016, weighted interest rate		0.88%
2017, amount	$ 2.5	$ 2.5
2017, weighted interest rate	1.15%	1.15%
2018, amount	$ 3.0	$ 3.0
2018, weighted interest rate	1.46%	1.46%
2019, amount	$ 2.0	$ 1.0
2019, weighted interest rate	1.95%	2.02%
2020, amount	$ 1.0
2020, weighted interest rate	2.15%
Total FHLB long-term debt, amount	$ 8.5	$ 7.5
Total FHLB long-term debt, weighted interest rate	1.56%	1.35%